Financial assets and liabilities - Additional information (Detail)	12 Months Ended
Dec. 31, 2025
SELIC [member] | Government security [member]
Disclosure of Financial Resources [line items]
Interest, Index	100% of the CDI rate
Rumo S A [member]
Disclosure of Financial Resources [line items]
Description Of Debt Contracts With Esg Clauses	The Senior Notes 2028 represented the first Green bond issuance in the Latin American freight rail sector. The subsidiary is committed to allocating proceeds toward full or partial financing of ongoing and future projects that contribute to promoting a low-carbon, resource-efficient transportation sector in Brazil. Eligible projects are distributed across the following categories: "Acquisition, replacement, and upgrading of rolling stock," "Infrastructure for railway section duplication, new yards, and yard extensions," and "Railway modernization." The Senior Notes 2032 constituted a Sustainability-Linked Bond ("SLB") issuance with the following sustainability target: reduction of 17.6% in direct greenhouse gas emissions per revenue ton-kilometer ("RTK") by 2026, using 2020 as the baseline year. The subsidiary is subject to a 25 basis point step-up effective July 2027 should this target not be achieved, which would increase the interest rate to 4.45% p.a. The 2nd Debenture of Malha Paulista is linked to a sustainability target of reducing greenhouse gas emissions per revenue ton-kilometer ("RTK") by 15% by 2023, using December 2019 as the baseline. Compliance with the step-down condition was verified based on Rumo's Annual Sustainability Report ("RAS"); consequently, the subsidiary benefited from a 25 basis point step-down, reducing the cost of the 2nd series to Broad National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo, or "IPCA") + 4.52%. The 17th Debenture of Rumo S.A. is linked to sustainability targets of reducing (i) direct greenhouse gas emissions per RTK by 17.6% by 2026; and (ii) 21.6% by 2030, using 2020 as the baseline year. The subsidiary is subject to a 25 basis point step-up on the 1st series and 20 basis points on the 2nd series should the 2026 SPT not be achieved, plus an additional 5 basis points on the 2nd series should the 2030 SPT not be achieved.
Comgas [member]
Disclosure of Financial Resources [line items]
Description Of Debt Contracts With Esg Clauses	On November 1, 2023, subsidiary Compass issued plain-vanilla, non-convertible, unsecured debentures in the amount of R$ 1,736,385. These debentures bear semi-annual interest equivalent to CDI + 1.55% p.a., with maturities on November 1, 2029 (50%) and November 1, 2030. Proceeds from the issuance are allocated to Compass's investments and working capital reinforcement. This 2nd debenture issuance is linked to the following ESG target: (i) Biomethane Distributed Volume (thousands of m³): Increase daily distributed volume 250-fold relative to 2022 levels by 2027, reaching 0.25 million m³ per day. (ii) Diversity in Leadership Positions: Achieve 47% representation of Diversity Groups in leadership positions by 2027. Should one or both targets not be achieved, Compass will incur a 12.5 basis point step-up per unmet target, increasing the rate from April 2028 (verification date) to up to CDI + 1.80% p.a. As of December 31, 2025, Compass performed an assessment and identified no indications of non-compliance, as the targets were achieved. As of the issuance date of these consolidated financial statements, there are no breachs, by the Company or its subsidiaries, of the contractual provisions related to borrowings tied to ESG targets.